Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage, amount	$ 250,000			$ 250,000	$ 250,000
Cash				$ 1,000,000.0
Initial public offering				6,000,000	6,000,000
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net Income (Loss) Available to Common Stockholders, Basic	$ (37,847,531)	$ (161,989)	$ (164,968)		$ (56,342,537)
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Initial public offering				10,000,000	10,000,000
Common Class A [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption	20,000,000			20,000,000	20,000,000
Purchase an aggregate common stock, shares				16,000,000
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net Income (Loss) Available to Common Stockholders, Basic				$ (11,692,991)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted Average Number of Shares Outstanding, Basic				13,163,265
Weighted Average Number of Shares Outstanding, Diluted				13,163,265
Earnings Per Share, Basic				$ (0.89)
Earnings Per Share, Diluted				$ (0.89)
Class B Common Stock
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net Income (Loss) Available to Common Stockholders, Basic				$ (4,441,524)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted Average Number of Shares Outstanding, Basic				5,000,000
Weighted Average Number of Shares Outstanding, Diluted				5,000,000
Earnings Per Share, Basic				$ (0.89)
Earnings Per Share, Diluted				$ (0.89)